Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,898,643,367.07
Previously Paid Amount	0.00
Total Fee Amount	262,202.65
Total Offset Amount	0.00
Net Fee	$ 262,202.65